February 25, 1997



Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street NW
Washington, DC  20549

RE:  Rule 24F-2 Notice for Composite Deferred Variable Account
     WM Life Insurance Company Registration No. 33-11-11

Dear Sir/Madam:

I. The period for which this Notice is filed is from December 31, 1994 through December 31, 1996.

II. There were no securities which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of the fiscal year.

III. There were no securities registered during such fiscal year other than pursuant to this section.

IV. 648 Policies were sold during this period with aggregate premiums of $18,698,133.*

V. 648 Policies were sold during the period with aggregate annual premiums of $18,698,133.

Included hereto is an opinion of counsel as required. $5193.51 is being submitted as payment of the filing fee, based upon aggregate premiums of $15,061,203.

Sincerely,


/s/
Charles W. Dishion
Vice President
Treasurer and
Controller

*Pursuant to Rule 24f-2(c). The filing fee accompanying this Notice represents one twenty-ninth of one (1) percent of the calculation following.

(a) the actual aggregate sale price of
    Composite  Deferred  Variable  Account
    securities sold pursuant to Rule 24f-2
    during the fiscal year:                                         $18,698,133

    reduced by the difference between

    (1)  actual aggregate redemption price of
         Composite Deferred Variable Account
         securities redeemed during the fiscal
         period:  and,                                $3,636,930

    (2)  the acutal price of such redeemed
         securities previously applied
         pursuant to Rule 24e-2(a) under
         Section 24(3)(1)                                      0     $3,636,930
                                                                    -----------
                                                                    $15,061,203

(c)  registration fee pursuant to Section 6(b)
     of the Securities Act of 1933 (either one
     twenty-ninth of one percent of the result
     above or the minimum fee of ($100.00)              $5193.51

February 24, 1997



Securities and Exchange Commission
Judiaiary Plaza
450 Fifth Street, NW
Washington, DC 20549

RE: Rule 24f-2 Notice for the Composite Deferred Variable Account of WM Life Insurance Company (Registration No. 33-11011)

Dear Sir/Madam:

     It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite innumber were legally issued and non-assessable. They were not fully paid, nowever, since the variable annuity contracts issued in connection with the Composite Deferred Variable Account contemplate the payment of additional premiums.

Very truly yours,



/s/
Brian F. Kreger
General Counsel
and Secretary